Goodwill and Other Intangible Assets - Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 25,490
2018	25,478
2019	18,544
2020	10,193
2021	3,610
2022 and thereafter	895
Amortized balance of intangible assets, Net	$ 84,210	$ 109,635